Process Plant	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Process Plant
Process Plant

5. Process Plant

On May 13, 2022, the Company purchased a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”). The package comprised substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site, and is reassembling it as an integral part of the Company’s future operations. The Company determined that the transaction would be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which has been separated out on the condensed interim consolidated balance sheets as a non-current asset. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities are being captured and capitalized as components of the asset.

Process plant consists of the following:

	March 31,	December 31,
	2025	2024

Mill purchase, detailed engineering, and construction costs	$72,478,277	$65,545,594
Capitalized interest (note 9)	2,656,713	1,848,473
Disposal of grinding circuits	(984,820)	(984,820)
Process Plant	$74,150,170	$66,409,247

In August 2024, the Company sold a grinding circuit previously purchased from Teck as part of the Pend Oreille Mill purchase for $20,000 recognizing a loss on sale of equipment of $308,273. In September 2024, the Company reclassified two remaining grinding circuits as assets at $40,000 held for sale and recognized a loss on sale of equipment of $616,547.

5. Process Plant

On May 13, 2022, the Company purchased a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”) a related party as of June 5, 2025 (note 15). The package comprised substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site, and is reassembling it as an integral part of the Company’s future operations. The Company determined that the transaction would be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which has been separated out on the condensed interim consolidated balance sheets as a non-current asset. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities are being captured and capitalized as components of the asset.

Process plant consists of the following:

	June 30,	December 31,
	2025	2024

Mill purchase, detailed engineering, and construction costs	$79,898,431	$65,545,594
Capitalized interest (note 9)	3,398,874	1,848,473
Disposal of grinding circuits	(984,820)	(984,820)
Process Plant	$82,312,485	$66,409,247

In August 2024, the Company sold a grinding circuit previously purchased from Teck as part of the Pend Oreille Mill purchase for $20,000 recognizing a loss on sale of equipment of $308,273. In September 2024, the Company reclassified two remaining grinding circuits as assets at $40,000 held for sale and recognized a loss on sale of equipment of $616,547.

6. Process Plant

On May 13, 2022, the Company purchased a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”). The package comprised substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site, and is reassembling it as an integral part of the Company’s future operations. The Company determined that the transaction would be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which has been separated out on the consolidated balance sheets as a non-current asset. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities are being captured and capitalized as components of the asset.

Process plant consists of the following:

	December 31,	December 31,
	2024	2023

Mill purchase, detailed engineering, and construction costs	$65,545,594	$17,219,063
Capitalized interest (note 10)	1,848,473	233,407
Disposal of Grinding Circuits	(984,820)	-
Process Plant	$66,409,247	$17,452,470

In August 2024, the Company sold a Grinding Circuit previously purchased from Teck as part of the Pend Oreille Mill purchase for $20,000 recognizing a loss on sale of equipment of $308,273. In September 2024, the Company reclassified two remaining Grinding Circuits as assets at $40,000 held for sale and recognized a loss on sale of equipment of $616,547 on the consolidated statements of loss and comprehensive loss.